Non-Current Provisions And Other Non-Current Liabilities - Summary of Non-Current Provisions and Other Non-Current Liabilities (Details) - EUR (€) € in Millions		Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure Of Non-current Provisions [Line Items]
Provisions		€ 5,918	€ 5,262	€ 5,018
Other non-current liabilities	[1]	2,301	2,340	2,070
Non-current provisions		8,219	€ 7,602	€ 7,088
Antibodies Collaboration Agreement | Swedish Orphan Biovitrum AB
Disclosure Of Non-current Provisions [Line Items]
Other non-current liabilities		1,970
Antibodies Collaboration Agreement | Swedish Orphan Biovitrum AB | Later than one year and not later than five years [member]
Disclosure Of Non-current Provisions [Line Items]
Other non-current liabilities		1,147
Antibodies Collaboration Agreement | Swedish Orphan Biovitrum AB | Total
Disclosure Of Non-current Provisions [Line Items]
Other non-current liabilities		€ 2,679

[1]	a) Includes €1,970 million at June 30, 2024 relating to the liability for royalties payable to Sobi on net sales of Beyfortus in the United States. Given the method used to calculate royalties payable, an increase or decrease in sales forecasts would lead to a proportionate change in the amount of the liability. The nominal value of payments estimated to be due within more than one year but less than five years is €1,147 million; the nominal value of payments estimated to be due after more than five years is €2,679 million